Segmented information	3 Months Ended
Mar. 31, 2020
Segmented information
Segmented information

16.Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom build vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three Months Ended March 31, 2020		Three Months Ended March 31, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$116,813	$—	$101,404
Gross profit/(loss)	—	(50,282)	—	5,252
Operating expenses	6,797,861	63,919	6,159,225	112,520
Other items	(4,996,977)	23,970	14,402,903	3,225
Income tax/(recovery)	1,076	(31,950)	—	(42,756)
Net loss	1,801,960	106,221	20,562,128	67,737

Inventory	$308,861	$463,344	$632,582	$229,843
Plant and equipment	9,264,090	395,247	6,980,275	497,123